Available-for-sale equity securities (Details 2) SGD / shares in Units, ¥ in Thousands, SGD in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Mar. 31, 2015 USD ($) shares	Aug. 31, 2014 SGD / shares	Feb. 28, 2014 SGD / shares	Dec. 31, 2013	Mar. 31, 2015 SGD shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 CNY (¥) shares	Mar. 31, 2013 CNY (¥)	Mar. 31, 2011 CNY (¥) shares	Mar. 31, 2009 CNY (¥) shares	Mar. 31, 2008 CNY (¥) shares	Mar. 31, 2015 CNY (¥) shares	Jun. 30, 2011 shares
Schedule of Available-for-sale Securities
Cost to acquire ordinary shares						$ 750	¥ 4,647
Dividend income						378	¥ 2,344	¥ 9,911	¥ 4,685
Cost basis of the available-for-sale equity securities	$ 7,314					7,314		40,690					¥ 45,337
The aggregate fair values of the available-for-sale equity securities	$ 19,748					$ 19,748		¥ 144,247					¥ 122,416
Life Corporation Limited - listed on Australian Securities Exchange
Schedule of Available-for-sale Securities
Ordinary shares acquired										6,841,666	5,795,000	11,730,000
Cost to acquire ordinary shares | ¥										¥ 13,245	¥ 11,172	¥ 53,699
Ordinary shares held	8,122,222					8,122,222		8,122,222		24,366,666			8,122,222	24,366,666
Percentage equity interest owned	11.40%					11.40%		11.40%					11.40%
Stock reverse-split ratio (as a percent)				0.33
Total unrealized net holding gain (loss)	$ (1,116)					$ (1,116)		¥ (6,527)					¥ (6,918)
Life Corporation Limited - listed on Australian Securities Exchange | Maximum
Schedule of Available-for-sale Securities
Length of time which the market value of LFC was less than cost	6 months
Cordlife Group Limited - listed on Singapore Exchange
Schedule of Available-for-sale Securities
Ordinary shares acquired					1,150,000	1,150,000	1,150,000
Cost to acquire ordinary shares						$ 750	¥ 4,647
Ordinary shares held	25,516,666					25,516,666		24,366,666					25,516,666	24,366,666
Percentage equity interest owned	9.80%					9.80%		9.20%					9.80%
Announced dividends per ordinary share | SGD / shares		SGD 0.01	SGD 0.01
Dividend income					SGD 487	$ 378	¥ 2,344	¥ 2,414	¥ 4,685
Total unrealized net holding gain (loss)	$ 15,448					$ 15,448		¥ 121,047					¥ 95,763